Net Income Per Ordinary Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
    Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
    Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.
    There is no difference in net income used for basic and diluted net income per ordinary share.
    Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value.
     The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,859,911	53,859,537	54,118,764
Effect of dilutive share options outstanding	423,674	473,924	671,899
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,283,585	54,333,461	54,790,663

    The reconciliation between net income attributable to the Group per the Statement of Operating Income and the net income used to calculate net income per ordinary share attributable to the Group is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Net income attributable to the Group	$332,331	373,986	$322,656
Noncontrolling interest adjustment to redemption amount	(4,522)	(5,048)	—
Net income attributable to the Group (including NCI redemption adjustment)	327,809	368,938	322,656

	December 31, 2020	December 31, 2019	December 31, 2018
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$6.20	$6.85	$5.96
Diluted	$6.15	$6.79	$5.89